FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Hierarchy
Fair Value Hierarchy

December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Totals
Assets:
Exchange-traded investments at FVTNI	$9,685	$—	$—	$9,685

Liabilities:
Embedded derivative liability	—	—	1,994	1,994
Related party payables	347	—	—	347

December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Exchange-traded investments at FVTNI	$16,841	$—	$—	$16,841

Liabilities:
Embedded derivative liability	—	—	1,641	1,641
Related party payables	580	—	—	580
Fair Value Hierarchy

June 30, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Exchange-traded investments at FVTNI	$12,331	$—	$—	$12,331

Liabilities:
Related party payables	$508	$—	$—	$508

December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Exchange-traded investments at FVTNI	$9,685	$—	$—	$9,685

Liabilities:
Embedded derivative liability	—	—	1,994	1,994
Related party payables	347	—	—	347

Significant Unobservable Inputs Utilized to Estimate Fair Value	A summary of the significant unobservable inputs utilized to estimate the fair value is as follows:

Embedded derivative within 2025 Note issued August 18, 2022 with a principal balance of $4,000	December 31, 2023	December 31, 2022
Discount Rate	35% - 36%	35% - 38%
Probability of Expected Outcomes
Financing	95%	85%
Change in control	3%	10%
Other	2%	5%

Embedded derivative within 2025 Notes issued June 7 & July 3, 2023 with an aggregate principal balance of $2,000
Discount Rate	71% - 88%	—
Probability of Expected Outcomes
Financing	95%	—
Change in control	3%	—
Other	2%	—
A summary of the significant unobservable inputs utilized to estimate the fair value is as follows:

Embedded derivative within 2025 Note issued August 18, 2022 with a principal balance of $4,000	Settlement	December 31, 2023
Discount Rate	35%	35% - 36%
Probability of Expected Outcomes
Financing	100%	95%
Change in control	—%	3%
Other	—%	2%

Embedded derivative within 2025 Notes issued June 7 & July 3, 2023 with an aggregate principal balance of $2,000
Discount Rate	71% - 87%	71% - 88%
Probability of Expected Outcomes
Financing	100%	95%
Change in control	—%	3%
Other	—%	2%

Learn CW Investment Corporation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Hierarchy
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2023, and 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

December 31, 2023:	Level 1	Level 2	Level 3	Total
Assets:
Assets Held in Trust	$100,304,232	$—	$—	$100,304,232
Liabilities:
Warrant Liabilities:
Public Warrants	$230,000	$—	$—	$230,000
Private Placement Warrants	$—	$—	$142,920	$142,920
Total Warrant Liabilities	$230,000	$—	$142,920	$372,920

December 31, 2022:	Level 1	Level 2	Level 3	Total
Assets:
Assets Held in Trust	$235,578,275	$—	$—	$235,578,275
Liabilities:
Warrant Liabilities:
Public Warrants	$690,000	$—	$—	$690,000
Private Placement Warrants	$—	$—	$428,760	$428,760
Total Warrant Liabilities	$690,000	$—	$428,760	$1,118,760
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Assets Held in Trust	$101,592,732	$-	$-	$101,592,732
Liabilities:
Warrant Liabilities:
Public Warrants	$1,725,000	$-	$-	$1,725,000
Private Placement Warrants	-	-	1,071,900	1,071,900
Total Warrant Liabilities	$1,725,000	$-	$1,071,900	$2,796,900
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Assets Held in Trust	$100,304,232	$-	$-	$100,304,232
Liabilities:
Warrant Liabilities:
Public Warrants	$230,000	$-	$-	$230,000
Private Placement Warrants	-	-	142,920	142,920
Total Warrant Liabilities	$230,000	$-	$142,920	$372,920

Significant Unobservable Inputs Utilized to Estimate Fair Value
The key inputs into the Monte Carlo simulation model for the Private Placement Warrants were as follows on December 31, 2023, and 2022:

Input	December 31, 2023	December 31, 2022
Share Price	$10.84	$10.00
Exercise Price	$11.50	$11.50
Risk-free rate of interest	3.78%	3.91%
Volatility	2.00%	4.50%
Term (years)	5.79	5.29
Probability Weighted Fair Value of Warrants	$1.60	$0.06
The key inputs into the Monte Carlo simulation model for the Private Placement Warrants were as follows on June 30, 2024 and December 31, 2023:

Input	June 30, 2024	December 31, 2023
Share Price	$10.90	$10.84
Exercise Price	$11.50	$11.50
Risk-free rate of interest	4.24%	3.78%
Volatility	3.5%	2.0%
Term	5.13	5.79
Fair Value of Warrants	$0.15	$0.02

Changes in Fair Value of Warrant Liabilities
The following table presents the changes in the fair value of Level 3 warrant liabilities:

Private Placement Warrants
Fair value as of December 31, 2022	$428,760
Change in valuation inputs or other assumptions(1)	$(285,840)
Fair value as of December 31, 2023	$142,920
__________________
(1)Changes in valuation inputs or other assumptions are recognized in change in fair value of warrant liabilities in the statements of operations.
The following table presents the changes in the fair value of Level 3 warrant liabilities:

Private Warrants
Fair value as of December 31, 2023	$142,920
Change in fair value(1)	$214,380
Fair value as of March 31, 2024	$357,300
Change in fair value	$714,600
Fair value as of June 30, 2024	$1,071,900
__________________
(1)Changes in valuation inputs or other assumptions are recognized in change in fair value of warrant liabilities in the statement of operations.